Discontinued Operations	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes
Discontinued Operations

9 - Discontinued Operations

In connection with the Merger between JMG and Ad-Vantage, the Company agreed to, as soon as practicable after the Closing, sell all of the “Oil and Gas Properties” identified in the Company’s most recent 10-K filed with the SEC (the “O&G Operations” and the “O&G Sale”) or at its option cause the O&G Operations to be spun off for the benefit of the Company’s pre-Merger stockholders as soon as may be practicable following completion of the Merger (the “O&G Spinoff”).

Effective November 21, 2012, the Board of Directors authorized management to pursue the spin-off of the Oil and Gas operations (“O&G Operations”) following management’s determination that the O&G Operations were not material to the operations, assets or future commercial activity of MediaShift. The following steps are expected to occur in connection with the proposed spin-off:

1.   The O&G Operations, including all related assets and liabilities, will be contributed to a new corporation, to be domiciled in Nevada ("JMG Oil") in exchange for 500,000 shares of JMG Oil. Thereafter JMG Oil intends also to issue 4,500,000 of its shares to unrelated accredited investors for $50,000 and certain indemnities relating to the O&G Operations.

2.   The Company proposes to spin off its 500,000 shares of JMG Oil (the "Dividend") to Pre-Merger JMG Stockholders. Based on the Corporation having 5,458,405 shares of its common stock outstanding immediately prior to the Merger, the Corporation anticipates that on distribution the Pre-Merger JMG Stockholders will receive 0.0916019 of a share of JMG Oil for each share of the Corporation's common stock owned by them prior to the Merger.

3.   JMG Oil will bear the costs and expenses of these transactions.

The completion of the spin-off transaction outlined above is deemed to be in the best interests of the Company, may require regulatory approvals and is subject to execution of definitive agreements. No assurance can be given that the spin-off of the Oil and Gas operations will occur or, if it does occur, that the shares of JMG Oil will have any liquidity or value to JMG shareholders.

10 - Discontinued Operations

In connection with the Merger between JMG and Ad-Vantage, the Company agreed to, as soon as practicable after the Closing, sell all of the “Oil and Gas Properties” identified in the Company’s most recent 10-K filed with the SEC (the “O&G Operations” and the “O&G Sale”) or at its option cause the O&G Operations to be spun off for the benefit of the Company’s pre-Merger stockholders as soon as may be practicable following completion of the Merger (the “O&G Spinoff”).

Effective November 21, 2012, the Board of Directors authorized management to pursue the spin-off of the Oil and Gas operations (“O&G Operations”) following management’s determination that the O&G Operations were not material to the operations, assets or future commercial activity of MediaShift. The following steps are expected to occur in connection with the proposed spin-off:

1.  The O&G Operations, including all related assets and liabilities, will be contributed to a new corporation, to be domiciled in Nevada ("JMG Oil") in exchange for 500,000 shares of JMG Oil. Thereafter JMG Oil intends also to issue 4,500,000 of its shares to unrelated accredited investors for $50,000 and certain indemnities relating to the O&G Operations.

2.  The Company proposes to spin off its 500,000 shares of JMG Oil (the "Dividend") to Pre-Merger JMG Stockholders. Based on the Corporation having 5,458,405 shares of its common stock outstanding immediately prior to the Merger, the Corporation anticipates that on distribution the Pre-Merger JMG Stockholders will receive 0.0916019 of a share of JMG Oil for each share of the Corporation's common stock owned by them prior to the Merger.

3.  JMG Oil will bear the costs and expenses of these transactions.

The completion of the spin-off transaction outlined above is deemed to be in the best interests of the Company, may require regulatory approvals and is subject to execution of definitive agreements. No assurance can be given that the spin-off of the Oil and Gas operations will occur or, if it does occur, that the shares of JMG Oil will have any liquidity or value to JMG shareholders.